Business Combinations - Summary of Purchase Price Allocations (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Aug. 16, 2023	Dec. 31, 2022
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents	$ 17,582		$ 863
Trade and other receivables	77,900		28,231
Inventoried supplies and prepaid expenses	16,873		2,179
Property and equipment	240,339		70,959
Right-of-use assets	30,994		28,269
Intangible assets	279,466		45,740
Other assets	24,002		368
Trade and other payables	(64,105)		(10,327)
Income tax (payable) receivable	(953)		(1,465)
Provisions	(19,919)		(280)
Other non-current liabilities	(488)
Long-term debt	(4,808)
Lease liabilities	(30,994)		(28,269)
Deferred tax liabilities	(87,742)		(13,848)
Total identifiable net assets	478,147		122,420
Total consideration transferred	659,755		181,608
Goodwill	181,608		59,188
Cash	646,283		159,114
Contingent consideration	13,472		22,494
Total consideration transferred	659,755		$ 181,608
JHT
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents	5,709
Trade and other receivables	38,250
Inventoried supplies and prepaid expenses	10,976
Property and equipment	65,489
Right-of-use assets	5,385
Intangible assets	198,659
Other assets	23,887
Trade and other payables	(35,221)
Income tax (payable) receivable	(1,682)
Provisions	(19,919)
Other non-current liabilities	(444)
Long-term debt	(4,808)
Lease liabilities	(5,385)
Deferred tax liabilities	(55,367)
Total identifiable net assets	225,529
Total consideration transferred	309,304
Goodwill	83,775
Cash	309,304
Total consideration transferred	309,304	$ 309,300
Others
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents	11,873
Trade and other receivables	39,650
Inventoried supplies and prepaid expenses	5,897
Property and equipment	174,850
Right-of-use assets	25,609
Intangible assets	80,807
Other assets	115
Trade and other payables	(28,884)
Income tax (payable) receivable	729
Other non-current liabilities	(44)
Lease liabilities	(25,609)
Deferred tax liabilities	(32,375)
Total identifiable net assets	252,618
Total consideration transferred	350,451
Goodwill	97,833
Cash	336,979
Contingent consideration	13,472
Total consideration transferred	$ 350,451